UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F
Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2010

Check here for Amendment [ ]; Amendment Number: ____
This Amendment (Check only one):
[ ] is  restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		JMG Financial Group, Ltd.
Address:  	2301 West 22nd Street, Suite 300
		Oak Brook, IL  60523

Form 13F File Number: 028-11111

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:		Robert T. Meeks
Title:  	Chief Compliance Officer
Phone:  	(630) 571-5252

Signature, Place, and Date of Signing:


/s/Robert T. Meeks
Oak Brook, IL
April 30, 2010

Report Type (Check only one.):
[ x ]      13F HOLDINGS REPORT
[   ]      13F NOTICE
[   ]      13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

13F File Number	   	Name
None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $185,712 (in thousands)

List of Other Included Managers:
No.   13F File    Name
      Number
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BP Plc Adr                     COM              055622104      213 3736.000 SH       SOLE                                   3736.000
Hewitt Associates Inc Cl A     COM              42822q100      201 5061.000 SH       SOLE                                   5061.000
McDonalds Corp                 COM              580135101      410 6145.000 SH       SOLE                                   6145.000
Questar Corporation            COM              748356102      207 4800.000 SH       SOLE                                   4800.000
Nuveen Real Estate Income Fund COM              67071B108      110 11828.0000SH      SOLE                                 11828.0000
S&P MidCap SPDR 400 ETF Trust  COM              595635103     1213 8470.0582SH       SOLE                                  8470.0582
SPDR DJ Wilshire International COM              78463x863      448 12776.9956SH      SOLE                                 12776.9956
SPDR S&P 500 ETF Trust         COM              78462F103    26617 227493.8439SH     SOLE                                227493.8439
SPDR S&P International Small C COM              78463x871      238 8891.9406SH       SOLE                                  8891.9406
Vanguard Emerging Markets VIPE COM              922042858    19378 459731.3469SH     SOLE                                459731.3469
Vanguard FTSE All-World EX-US  COM              922042775    44148 993418.8071SH     SOLE                                993418.8071
Vanguard Large Cap             COM              922908637    10679 200359.8040SH     SOLE                                200359.8040
Vanguard Mid Cap Vipers        COM              922908629     5993 92030.0010SH      SOLE                                 92030.0010
Vanguard REIT Vipers           COM              922908553     1124 23019.1320SH      SOLE                                 23019.1320
Vanguard Small Cap             COM              922908751     4510 71594.5955SH      SOLE                                 71594.5955
Vanguard Small Cap Value       COM              922908611      351 5845.0000SH       SOLE                                  5845.0000
Vanguard Total Stock Market Vi COM              922908769     4968 83368.6178SH      SOLE                                 83368.6178
Vanguard Value                 COM              922908744      397 7864.4206SH       SOLE                                  7864.4206
iShares Barclays US Treasury I COM              464287176    10318 99307.8796SH      SOLE                                 99307.8796
iShares DJ US Regional Banks I COM              464288778      270 10988.0000SH      SOLE                                 10988.0000
iShares Dow Jones US Financial COM              464287770      306 5168.0000SH       SOLE                                  5168.0000
iShares MSCI Eafe Index Fund   COM              464287465     2195 39207.0983SH      SOLE                                 39207.0983
iShares MSCI Emerging Markets  COM              464287234     1544 36645.4194SH      SOLE                                 36645.4194
iShares Russell 1000 Growth    COM              464287614     3183 61271.0000SH      SOLE                                 61271.0000
iShares Russell 1000 Index Fun COM              464287622     3801 58813.3645SH      SOLE                                 58813.3645
iShares Russell 1000 Value Ind COM              464287598     2402 39331.2667SH      SOLE                                 39331.2667
iShares Russell 2000 Growth    COM              464287648      620 8471.2857SH       SOLE                                  8471.2857
iShares Russell 2000 Index     COM              464287655     5347 78864.5583SH      SOLE                                 78864.5583
iShares Russell 2000 Value     COM              464287630      661 10355.2997SH      SOLE                                 10355.2997
iShares Russell 3000 Index     COM              464287689      290 4212.0000SH       SOLE                                  4212.0000
iShares Russell Midcap         COM              464287499     8665 97084.0249SH      SOLE                                 97084.0249
iShares Russell Midcap Growth  COM              464287481     8066 166250.1439SH     SOLE                                166250.1439
iShares Russell Midcap Value   COM              464287473     7583 188012.8881SH     SOLE                                188012.8881
iShares S&P Euro 350 Index     COM              464287861      562 14660.0000SH      SOLE                                 14660.0000
iShares S&P GSCI Commodity Ind COM              46428r107      352 11311.0000SH      SOLE                                 11311.0000
iShares Trust S&P 500 Index    COM              464287200     8343 71100.2306SH      SOLE                                 71100.2306